Condensed Consolidated Statements of Cash Flows (Parentheticals) - shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Condensed Consolidated Statements of Cash Flows
Conversion of notes to common stock (in shares)	7,927,846	657,858